Non-controlling interests (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Jul. 31, 2023
Finance receivables [abstract]
Acquisition Percentage			34.66%
Ownership interest	20.11%	22.95%